ACCUMULATED OTHER COMPREHENSIVE LOSS - Components of Accumulated Other Comprehensive Loss - Q2 (Details) $ in Millions	6 Months Ended
Jun. 30, 2016 USD ($)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	$ (491.6) [1]
Ending balance	(457.5)
Foreign Currency Translation [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	(23.5)
Other comprehensive income (loss)	5.3
Ending balance	(18.2)
Other Comprehensive Income (Loss), Tax, Portion Attributable to Parent, Parenthetical Disclosures [Abstract]
Currency translation adjustment, tax expense (benefit)	0.6
Actuarial (Loss) Gain On Post Retirement Benefits [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	(217.7)
Other comprehensive income (loss)	3.8
Ending balance	(213.9)
Other Comprehensive Income (Loss), Tax, Portion Attributable to Parent, Parenthetical Disclosures [Abstract]
Currency translation adjustment, tax expense (benefit)	0.7
Deferred Gain (Loss) - Hedging [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	(3.8)
Other comprehensive income (loss)	(0.7)
Ending balance	(4.5)
Other Comprehensive Income (Loss), Tax, Portion Attributable to Parent, Parenthetical Disclosures [Abstract]
Currency translation adjustment, tax expense (benefit)	(0.4)
Other [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	(0.3)
Other comprehensive income (loss)	0.0
Ending balance	(0.3)
Accumulated Other Comprehensive Loss [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	(245.3)
Other comprehensive income (loss)	8.4
Ending balance	$ (236.9)

[1]	Adjusted as a result of the adoption of certain accounting pronouncements beginning on January 1, 2016. See Note 1, "Description of Business and Summary of Significant Accounting Policies - Recently Adopted Accounting Pronouncements" for details of these adjustments.